CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2019
Disclosure of Customer Deposits [Abstract]
Disclosure of deposits from customers [text block]

NOTE 20 – CUSTOMER DEPOSITS

20.1   Detail of the composition of the deposits

The following is the detail of the balances of the deposits received from Grupo Aval´s customer and subsidiaries in development of their deposit collection operations:

Detail	December 31, 2019		December 31, 2018

Demand
Checking accounts	Ps.	42,449,702	Ps.	39,702,878
Savings accounts		59,352,760		57,221,439
Other funds on demand		463,770		582,122
		102,266,232		97,506,439

Term deposits
Fixed term deposit certificates (1)		73,225,189		66,853,012
Total deposits		175,491,421		164,359,451

Per currency
In Colombian Pesos		101,427,370		99,388,366
In foreign currency		54,963,501		48,478,108
Other		19,100,550		16,492,977
Total per currency	Ps.	175,491,421	Ps.	164,359,451
(1)	The amount of term deposits due over 12 months as December 31, 2019 is Ps. 23,808,900 and December 31, 2018 is Ps. 20,686,104.

20.2  Detail of the effective interest rates

The following is a summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2019
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.04%	2.50%	0.03%	5.50%
Saving accounts	0.01%	6.03%	0.02%	8.00%
Fixed term deposit certificates	0.01%	11.60%	0.15%	10.35%

December 31, 2018
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.04%	4.76%	0.25%	5.50%
Saving accounts	0.01%	6.00%	0.05%	8.00%
Fixed term deposit certificates	0.05%	9.05%	0.05%	11.45%

20.3  Detail of the concentration of deposits received from customers per economic sector

	December 31, 2019			December 31, 2018
	Amount		%	Amount		%
Commerce	Ps.	24,234,289	14%	Ps.	27,454,858	17%
Financial		48,741,261	28%		25,001,924	15%
Individuals		30,714,387	18%		26,626,082	16%
Government and Colombian Government entities		16,670,646	9%		20,817,529	13%
Manufacturing		3,192,627	2%		8,634,657	5%
Real Estate		3,703,896	2%		6,235,260	4%
Agriculture and livestock		1,256,291	1%		2,200,313	1%
Colombian Municipalities		29,302	0%		1,807,946	1%
Foreign Governments		681,466	0%		652,670	1%
Other (1)		46,267,256	26%		44,928,212	27%
Total	Ps.	175,491,421	100%	Ps.	164,359,451	100%
(1)

December 31, 2019, includes deposits from, education sector of Ps. 2,422,713, services sector of  Ps. 17,279,692, insurance sector of Ps. 1,353,557, tourism sector Ps. 501,073, transportation sector of  Ps. 1,176,385 and others sector of  Ps. 23,533,836.